UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2008

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Institutional Investment Manager Filing this Report:

Name:     Levy Harkins & Co., Inc.
Address:  366 Madison Avenue, 14th FL
          New York, N.Y. 10017

13F File Number: 28-06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:     Lucia LoScalzo
Title:    Office Manager
Phone:    (212) 888-3030

Signature,                   Place, and Date of Signing:

/s/ Lucia LoScalzo           366 Madison Avenue, NYC 10017, January 21, 2009
---------------------        -----------------------------------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         22

Form 13F Information Table Value Total:    $98,692

List of Other Included Managers:

FORM 13F INFORMATION TABLE


      I                             II             III            IV           V           VI          VII            VIII
Name of Issuer                 Title of Class     CUSIP       valuex$1000    Shares    Discretion  Other Manag.  Voting Authority.
--------------                 --------------   -----------   -----------    ------    ----------  ------------  -----------------

Akamai Technologies, Inc.      COM              00971T 10 1      3,942        261,255     Sole         None             None
American Express               COM              025816 10 9      2,713        146,260     Sole         None             None
Berkshire Hathaway             CL B             084670 20 7     13,605         4,233      Sole         None             None
Boeing Company                 COM              097023 10 5      4,469        104,722     Sole         None             None
Burlington Northern Santa Fe   COM              12189T 10 4      5,147         67,979     Sole         None             None
Cameco, Inc.                   COM              13321L 10 8      2,219        128,631     Sole         None             None
Caterpillar Inc.               COM              149123 10 1      5,125        114,735     Sole         None             None
Cognizant Technologies Solu.   CL A             192446 10 2      4,687        259,513     Sole         None             None
Danaher Corp.                  COM              235851 10 2      2,133         37,677     Sole         None             None
Deere & Co.                    COM              244199 10 5      3,772         98,435     Sole         None             None
EMC Corp.                      COM              268648 10 2      3,537        337,800     Sole         None             None
Enerplus Resources Fund        Unit TR G New    29274D 60 4      2,677        136,750     Sole         None             None
Gaiam Inc.                     CL A             36268Q 10 3      1,035        224,126     Sole         None             None
JP Morgan Chase & Co.          COM              46625H 10 0      4,538        143,925     Sole         None             None
Metropolitan Health Networks   COM              592142 10 3      2,319       1,449,560    Sole         None             None
McDonald's Corp                COM              580135 10 1      8,475        136,285     Sole         None             None
Nike Inc.                      CL B             654106 10 3      4,059         79,590     Sole         None             None
Norfolk Southern Corp.         COM              655844 10 8      1,607         34,150     Sole         None             None
Orbcomm, Inc.                  COM              68555p 10 0      2,296       1,063,154    Sole         None             None
Qualcomm Inc.                  COM              747525 10 3      7,759        216,565     Sole         None             None
Tupperware Brands Corp.        COM              899896 10 4      4,574        201,520     Sole         None             None
Worldpoint Terminals           COM              981912 20 7      8,004        723,900     Sole         None             None